Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Corporate tax rate					23.00%	23.00%
Expected tax loss carryforwards					$ 19,151
Income tax expense continuing operations	$ (2)	$ (10)	$ (7)	$ (20)	$ (32)	$ (24)
Statutory income tax rate					23.00%	23.00%
Changes in valuation allowance					$ 922	$ 268
China [Member]
Income Taxes [Line Items]
Corporate tax rate					25.00%